DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
DUE FROM RELATED PARTIES
Schedule Of Due From Related Parties
	December 31,	December 31,	December 31,
Borrower	2022	2021	2020
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$273,248	$220,336	$152,719
Totals	$273,248	$220,336	$152,719